VALUE OF UNFAVOURABLE TIME CHARTERS (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Unfavourable contract amortisation schedule [Table Text Block]	The value of unfavorable charter-out contracts maybe summarized as follows;

(in thousands of $)	2015	2014
Acquired on merger with Frontline 2012	8,109	—
Accumulated amortization	(1,310)	—
	6,799	—